Subsequent Event (Details) - Major business combination - Safari Flower Corporation $ in Millions	Apr. 15, 2026 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 26.5
Cash consideration	$ 15.0
Equity issued (in shares) | shares	2,417,180
Equity consideration	$ 11.5
Contingent consideration	$ 2.0